UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-07177
Name of Fund:
BlackRock Mid-Cap Value Series, Inc.
BlackRock Mid-Cap Value Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Mid-Cap Value Series, Inc., 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
4/30/2025
Date of reporting period:
4/30/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Mid-Cap Value Fund
Institutional Shares | MARFX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$75	0.74%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Institutional Shares returned 3.02%.
  For the same period, the Russell 1000® Index returned 11.94% and the Russell Midcap® Value Index returned 5.24%.
What contributed to performance?
At the sector level, holdings in communication services, financials, industrials, utilities, real estate, information technology, and materials made the largest contributions to the Fund’s absolute return.
Among individual holdings, Cardinal Health, Inc., British American Tobacco PLC, and Tapestry, Inc. were the leading contributors.
What detracted from performance?
The Fund’s holdings in the energy, consumer staples, healthcare, and consumer discretionary sectors detracted from performance. At the individual security level, Kosmos Energy Ltd., Fortrea Holdings, Inc. and Baxter International, Inc, were the largest detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	3.02%	14.52%	8.30%
Russell 1000® Index	11.94	15.42	12.03
Russell Midcap® Value Index	5.24	13.24	7.47
Key Fund statistics
Net Assets	$881,836,260
Number of Portfolio Holdings	114
Net Investment Advisory Fees	$6,607,714
Portfolio Turnover Rate	62%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund’s returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Mid Cap Value Opportunities Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	15.9%
Industrials	15.7%
Health Care	13.7%
Consumer Staples	9.4%
Information Technology	8.6%
Materials	7.2%
Utilities	7.0%
Consumer Discretionary	6.7%
Communication Services	5.1%
Real Estate	4.3%
Energy	3.4%
Short-Term Securities	4.6%
Liabilities in Excess of Other Assets	(1.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Cardinal Health, Inc.	3.1%
SS&C Technologies Holdings, Inc.	2.6%
First Citizens BancShares, Inc., Class A	2.6%
CVS Health Corp.	2.5%
L3Harris Technologies, Inc.	2.3%
Fidelity National Information Services, Inc.	2.2%
Becton Dickinson & Co.	1.9%
Labcorp Holdings, Inc.	1.7%
Dollar General Corp.	1.7%
Western Digital Corp.	1.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Value Fund
Institutional Shares | MARFX
Annual Shareholder Report — April 30, 2025
MARFX-04/25-AR

BlackRock Mid-Cap Value Fund
Investor A Shares | MDRFX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$100	0.99%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Investor A Shares returned 2.79%.
  For the same period, the Russell 1000® Index returned 11.94% and the Russell Midcap® Value Index returned 5.24%.
What contributed to performance?
At the sector level, holdings in communication services, financials, industrials, utilities, real estate, information technology, and materials made the largest contributions to the Fund’s absolute return.
Among individual holdings, Cardinal Health, Inc., British American Tobacco PLC, and Tapestry, Inc. were the leading contributors.
What detracted from performance?
The Fund’s holdings in the energy, consumer staples, healthcare, and consumer discretionary sectors detracted from performance. At the individual security level, Kosmos Energy Ltd., Fortrea Holdings, Inc. and Baxter International, Inc, were the largest detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	2.79%	14.24%	8.02%
Investor A Shares (with sales charge)	(2.60)	13.02	7.43
Russell 1000® Index	11.94	15.42	12.03
Russell Midcap® Value Index	5.24	13.24	7.47
Key Fund statistics
Net Assets	$881,836,260
Number of Portfolio Holdings	114
Net Investment Advisory Fees	$6,607,714
Portfolio Turnover Rate	62%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund’s returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Mid Cap Value Opportunities Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	15.9%
Industrials	15.7%
Health Care	13.7%
Consumer Staples	9.4%
Information Technology	8.6%
Materials	7.2%
Utilities	7.0%
Consumer Discretionary	6.7%
Communication Services	5.1%
Real Estate	4.3%
Energy	3.4%
Short-Term Securities	4.6%
Liabilities in Excess of Other Assets	(1.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Cardinal Health, Inc.	3.1%
SS&C Technologies Holdings, Inc.	2.6%
First Citizens BancShares, Inc., Class A	2.6%
CVS Health Corp.	2.5%
L3Harris Technologies, Inc.	2.3%
Fidelity National Information Services, Inc.	2.2%
Becton Dickinson & Co.	1.9%
Labcorp Holdings, Inc.	1.7%
Dollar General Corp.	1.7%
Western Digital Corp.	1.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Value Fund
Investor A Shares | MDRFX
Annual Shareholder Report — April 30, 2025
MDRFX-04/25-AR

BlackRock Mid-Cap Value Fund
Investor C Shares | MCRFX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$176	1.74%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Investor C Shares returned 2.01%.
  For the same period, the Russell 1000® Index returned 11.94% and the Russell Midcap® Value Index returned 5.24%.
What contributed to performance?
At the sector level, holdings in communication services, financials, industrials, utilities, real estate, information technology, and materials made the largest contributions to the Fund’s absolute return.
Among individual holdings, Cardinal Health, Inc., British American Tobacco PLC, and Tapestry, Inc. were the leading contributors.
What detracted from performance?
The Fund’s holdings in the energy, consumer staples, healthcare, and consumer discretionary sectors detracted from performance. At the individual security level, Kosmos Energy Ltd., Fortrea Holdings, Inc. and Baxter International, Inc, were the largest detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	2.01%	13.40%	7.36%
Investor C Shares (with sales charge)	1.12	13.40	7.36
Russell 1000® Index	11.94	15.42	12.03
Russell Midcap® Value Index	5.24	13.24	7.47
Key Fund statistics
Net Assets	$881,836,260
Number of Portfolio Holdings	114
Net Investment Advisory Fees	$6,607,714
Portfolio Turnover Rate	62%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund’s returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Mid Cap Value Opportunities Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	15.9%
Industrials	15.7%
Health Care	13.7%
Consumer Staples	9.4%
Information Technology	8.6%
Materials	7.2%
Utilities	7.0%
Consumer Discretionary	6.7%
Communication Services	5.1%
Real Estate	4.3%
Energy	3.4%
Short-Term Securities	4.6%
Liabilities in Excess of Other Assets	(1.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Cardinal Health, Inc.	3.1%
SS&C Technologies Holdings, Inc.	2.6%
First Citizens BancShares, Inc., Class A	2.6%
CVS Health Corp.	2.5%
L3Harris Technologies, Inc.	2.3%
Fidelity National Information Services, Inc.	2.2%
Becton Dickinson & Co.	1.9%
Labcorp Holdings, Inc.	1.7%
Dollar General Corp.	1.7%
Western Digital Corp.	1.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Value Fund
Investor C Shares | MCRFX
Annual Shareholder Report — April 30, 2025
MCRFX-04/25-AR

BlackRock Mid-Cap Value Fund
Class K Shares | MJRFX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$70	0.69%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Class K Shares returned 3.12%.
  For the same period, the Russell 1000® Index returned 11.94% and the Russell Midcap® Value Index returned 5.24%.
What contributed to performance?
At the sector level, holdings in communication services, financials, industrials, utilities, real estate, information technology, and materials made the largest contributions to the Fund’s absolute return.
Among individual holdings, Cardinal Health, Inc., British American Tobacco PLC, and Tapestry, Inc. were the leading contributors.
What detracted from performance?
The Fund’s holdings in the energy, consumer staples, healthcare, and consumer discretionary sectors detracted from performance. At the individual security level, Kosmos Energy Ltd., Fortrea Holdings, Inc. and Baxter International, Inc, were the largest detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	3.12%	14.59%	8.34%
Russell 1000® Index	11.94	15.42	12.03
Russell Midcap® Value Index	5.24	13.24	7.47
Key Fund statistics
Net Assets	$881,836,260
Number of Portfolio Holdings	114
Net Investment Advisory Fees	$6,607,714
Portfolio Turnover Rate	62%
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund’s returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Mid Cap Value Opportunities Fund.
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	15.9%
Industrials	15.7%
Health Care	13.7%
Consumer Staples	9.4%
Information Technology	8.6%
Materials	7.2%
Utilities	7.0%
Consumer Discretionary	6.7%
Communication Services	5.1%
Real Estate	4.3%
Energy	3.4%
Short-Term Securities	4.6%
Liabilities in Excess of Other Assets	(1.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Cardinal Health, Inc.	3.1%
SS&C Technologies Holdings, Inc.	2.6%
First Citizens BancShares, Inc., Class A	2.6%
CVS Health Corp.	2.5%
L3Harris Technologies, Inc.	2.3%
Fidelity National Information Services, Inc.	2.2%
Becton Dickinson & Co.	1.9%
Labcorp Holdings, Inc.	1.7%
Dollar General Corp.	1.7%
Western Digital Corp.	1.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Value Fund
Class K Shares | MJRFX
Annual Shareholder Report — April 30, 2025
MJRFX-04/25-AR

BlackRock Mid-Cap Value Fund
Class R Shares | MRRFX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Mid-Cap Value Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$126	1.24%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Class R Shares returned 2.51%.
  For the same period, the Russell 1000® Index returned 11.94% and the Russell Midcap® Value Index returned 5.24%.
What contributed to performance?
At the sector level, holdings in communication services, financials, industrials, utilities, real estate, information technology, and materials made the largest contributions to the Fund’s absolute return.
Among individual holdings, Cardinal Health, Inc., British American Tobacco PLC, and Tapestry, Inc. were the leading contributors.
What detracted from performance?
The Fund’s holdings in the energy, consumer staples, healthcare, and consumer discretionary sectors detracted from performance. At the individual security level, Kosmos Energy Ltd., Fortrea Holdings, Inc. and Baxter International, Inc, were the largest detractors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	2.51%	13.96%	7.73%
Russell 1000® Index	11.94	15.42	12.03
Russell Midcap® Value Index	5.24	13.24	7.47
Key Fund statistics
Net Assets	$881,836,260
Number of Portfolio Holdings	114
Net Investment Advisory Fees	$6,607,714
Portfolio Turnover Rate	62%
Average annual total returns reflect reductions for distribution and service fees.
The Fund has added the Russell 1000® Index in response to new regulatory requirements.
The Fund’s returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Mid Cap Value Opportunities Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	15.9%
Industrials	15.7%
Health Care	13.7%
Consumer Staples	9.4%
Information Technology	8.6%
Materials	7.2%
Utilities	7.0%
Consumer Discretionary	6.7%
Communication Services	5.1%
Real Estate	4.3%
Energy	3.4%
Short-Term Securities	4.6%
Liabilities in Excess of Other Assets	(1.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Cardinal Health, Inc.	3.1%
SS&C Technologies Holdings, Inc.	2.6%
First Citizens BancShares, Inc., Class A	2.6%
CVS Health Corp.	2.5%
L3Harris Technologies, Inc.	2.3%
Fidelity National Information Services, Inc.	2.2%
Becton Dickinson & Co.	1.9%
Labcorp Holdings, Inc.	1.7%
Dollar General Corp.	1.7%
Western Digital Corp.	1.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Mid-Cap Value Fund
Class R Shares | MRRFX
Annual Shareholder Report — April 30, 2025
MRRFX-04/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Mid-Cap Value Fund	$31,365	$31,212	$0	$0	$15,300	$15,288	$407	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

2

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Mid-Cap Value Fund	$15,707	$15,695

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

3

April 30, 2025
2025 Annual Financial Statements and Additional Information

BlackRock Mid-Cap Value Series, Inc.
• BlackRock Mid-Cap Value Fund
BlackRock Natural Resources Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Schedule of Investments
April 30, 2025
BlackRock Mid-Cap Value Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.0%
Huntington Ingalls Industries, Inc.	29,312	$ 6,751,726
L3Harris Technologies, Inc.	90,621	19,938,432
		26,690,158
Automobile Components — 1.5%
Aptiv PLC(a)	158,018	9,016,507
Lear Corp.	47,896	4,107,082
		13,123,589
Automobiles — 1.0%
General Motors Co.	197,384	8,929,652
Banks — 3.6%
Citigroup, Inc.	68,315	4,671,380
Citizens Financial Group, Inc.	50,604	1,866,781
First Citizens BancShares, Inc., Class A	12,692	22,580,845
Flagstar Financial, Inc.	198,290	2,321,976
		31,440,982
Beverages — 0.9%
Keurig Dr. Pepper, Inc.	237,264	8,206,962
Biotechnology — 0.6%
Moderna, Inc.(a)	181,261	5,173,189
Broadline Retail — 0.5%
Etsy, Inc.(a)(b)	101,676	4,420,872
Building Products — 1.2%
Allegion PLC	17,520	2,438,784
Johnson Controls International PLC	92,953	7,798,757
		10,237,541
Capital Markets — 1.8%
Carlyle Group, Inc.	152,960	5,910,374
Franklin Resources, Inc.	158,276	2,969,258
Onex Corp.	99,008	7,010,134
		15,889,766
Chemicals — 3.2%
Air Products and Chemicals, Inc.	31,162	8,447,707
International Flavors & Fragrances, Inc.	116,635	9,151,182
PPG Industries, Inc.	100,494	10,939,777
		28,538,666
Commercial Services & Supplies — 0.8%
Rentokil Initial PLC	1,555,339	7,125,462
Communications Equipment — 0.4%
Ciena Corp.(a)	52,180	3,504,409
Consumer Finance — 0.8%
Discover Financial Services	36,225	6,617,221
Consumer Staples Distribution & Retail — 2.3%
Dollar General Corp.	160,129	15,002,486
Dollar Tree, Inc.(a)	69,371	5,672,467
		20,674,953
Containers & Packaging — 2.5%
Crown Holdings, Inc.	97,108	9,354,414
Sealed Air Corp.	467,894	12,895,158
		22,249,572
Electric Utilities — 4.8%
Alliant Energy Corp.	85,779	5,235,950
American Electric Power Co., Inc.	85,140	9,224,068
Security	Shares	Value
Electric Utilities (continued)
Entergy Corp.	70,141	$ 5,833,627
Exelon Corp.	236,720	11,102,168
PG&E Corp.	684,595	11,309,509
		42,705,322
Electrical Equipment — 0.7%
Sensata Technologies Holding PLC	275,923	5,904,752
Electronic Equipment, Instruments & Components — 1.4%
Avnet, Inc.	176,111	8,275,456
Keysight Technologies, Inc.(a)	26,741	3,888,141
		12,163,597
Entertainment — 1.4%
Electronic Arts, Inc.	87,828	12,742,965
Financial Services — 5.2%
Cannae Holdings, Inc.	541,492	9,589,823
Fidelity National Information Services, Inc.	242,324	19,114,517
Global Payments, Inc.	46,576	3,554,215
Mr. Cooper Group, Inc.(a)	31,916	3,798,323
UWM Holdings Corp., Class A	743,361	3,493,797
Voya Financial, Inc.	100,609	5,956,053
		45,506,728
Food Products — 2.5%
Kraft Heinz Co.	438,349	12,755,956
Lamb Weston Holdings, Inc.	169,104	8,930,382
		21,686,338
Ground Transportation — 0.5%
Lyft, Inc., Class A(a)	358,242	4,442,201
Health Care Equipment & Supplies — 3.4%
Baxter International, Inc.	92,982	2,898,249
Becton Dickinson & Co.	81,840	16,948,246
Koninklijke Philips NV(a)	395,078	10,027,007
		29,873,502
Health Care Providers & Services — 7.4%
Cardinal Health, Inc.	193,902	27,396,414
CVS Health Corp.	338,364	22,572,262
Labcorp Holdings, Inc.	63,335	15,264,368
		65,233,044
Health Care REITs — 0.2%
Healthcare Realty Trust, Inc.	137,158	2,130,064
Hotels, Restaurants & Leisure — 0.5%
Las Vegas Sands Corp.	123,253	4,519,688
Household Durables — 0.2%
Tri Pointe Homes, Inc.(a)	69,990	2,152,192
Industrial REITs — 1.7%
Rexford Industrial Realty, Inc.	133,570	4,421,167
STAG Industrial, Inc.	314,096	10,374,591
		14,795,758
Insurance — 4.1%
American International Group, Inc.	107,609	8,772,286
Assurant, Inc.	22,697	4,374,620
Fidelity National Financial, Inc., Class A	177,748	11,384,759
First American Financial Corp.	36,785	2,236,896
Willis Towers Watson PLC	30,823	9,487,319
		36,255,880
Interactive Media & Services — 1.8%
Autohome, Inc., ADR	200,053	5,457,446
Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Mid-Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services (continued)
Pinterest, Inc., Class A(a)	106,102	$ 2,686,503
Reddit, Inc., Class A(a)	23,922	2,788,587
Yelp, Inc.(a)	133,335	4,677,392
		15,609,928
IT Services — 1.2%
Cognizant Technology Solutions Corp., Class A	146,283	10,762,040
Leisure Products — 0.4%
Hasbro, Inc.	37,507	2,321,683
Mattel, Inc.(a)	81,232	1,290,777
		3,612,460
Life Sciences Tools & Services — 0.8%
Avantor, Inc.(a)	517,053	6,716,518
Machinery — 3.3%
CNH Industrial NV	738,852	8,548,518
Fortive Corp.	125,013	8,712,156
Komatsu Ltd.	187,200	5,413,742
Middleby Corp.(a)	12,935	1,724,882
Westinghouse Air Brake Technologies Corp.	25,859	4,777,192
		29,176,490
Marine Transportation — 0.6%
AP Moller - Maersk A/S, Class B	3,065	5,277,576
Media — 1.9%
Paramount Global, Class B	402,514	4,725,514
WPP PLC	1,496,453	11,601,334
		16,326,848
Metals & Mining — 1.5%
Barrick Gold Corp.	232,698	4,430,570
Teck Resources Ltd., Class B(a)	133,773	4,546,108
U.S. Steel Corp.	90,314	3,947,625
		12,924,303
Multi-Utilities — 2.2%
Dominion Energy, Inc.	171,949	9,350,586
Sempra	136,336	10,125,675
		19,476,261
Oil, Gas & Consumable Fuels — 3.4%
BP PLC, ADR	304,759	8,368,682
Enterprise Products Partners LP	310,842	9,294,176
Hess Corp.	45,749	5,903,909
Kosmos Energy Ltd.(a)	3,913,106	6,026,183
		29,592,950
Personal Care Products — 0.8%
Estee Lauder Cos., Inc., Class A	74,485	4,466,121
Puig Brands SA, Class B(a)	152,694	2,859,011
		7,325,132
Pharmaceuticals — 0.4%
Bayer AG, Registered Shares	150,139	3,934,721
Professional Services — 5.1%
Dun & Bradstreet Holdings, Inc.	1,241,859	11,139,475
Leidos Holdings, Inc.	39,660	5,837,159
Maximus, Inc.	30,268	2,026,745
Security	Shares	Value
Professional Services (continued)
Robert Half, Inc.	81,825	$ 3,624,848
SS&C Technologies Holdings, Inc.	299,220	22,621,032
		45,249,259
Residential REITs — 0.9%
Mid-America Apartment Communities, Inc.	48,943	7,813,750
Semiconductors & Semiconductor Equipment — 1.5%
Microchip Technology, Inc.	41,233	1,900,017
STMicroelectronics NV, ADR	501,547	11,390,132
		13,290,149
Software(a)(b) — 1.6%
Nice Ltd., ADR	59,029	9,199,965
Unity Software, Inc.	210,584	4,437,005
		13,636,970
Specialized REITs — 1.5%
Crown Castle, Inc.	125,319	13,253,737
Specialty Retail — 0.2%
Upbound Group, Inc.	91,486	1,820,571
Technology Hardware, Storage & Peripherals — 2.6%
Hewlett Packard Enterprise Co.	282,641	4,584,437
HP, Inc.	180,110	4,605,413
Western Digital Corp.(a)	305,325	13,391,554
		22,581,404
Textiles, Apparel & Luxury Goods — 2.3%
Burberry Group PLC	215,353	2,097,274
Gildan Activewear, Inc.	176,873	8,157,383
Swatch Group AG	57,296	9,943,273
		20,197,930
Tobacco — 1.3%
British American Tobacco PLC, ADR	269,834	11,751,271
Trading Companies & Distributors — 0.5%
WESCO International, Inc.	28,422	4,631,649
Total Common Stocks — 93.9% (Cost: $772,801,271)		827,896,942
Investment Companies
Equity Funds — 1.1%
SPDR S&P Biotech ETF(b)	114,302	9,481,351
Financial Services — 0.5%
SPDR S&P Software & Services ETF	29,706	4,842,375
Total Investment Companies — 1.6% (Cost: $11,693,121)		14,323,726

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Mid-Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Securities
Preferred Stocks — 1.5%
Household Products — 1.5%
Henkel AG & Co. KGaA	170,701	$ 13,257,725
		13,257,725
Total Preferred Securities — 1.5% (Cost: $13,939,268)		13,257,725
Total Long-Term Investments — 97.0% (Cost: $798,433,660)		855,478,393
Short-Term Securities
Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)(e)	15,419,460	15,425,628
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.21%(c)(d)	24,964,350	24,964,350
Total Short-Term Securities — 4.6% (Cost: $40,389,760)		40,389,978
Total Investments — 101.6% (Cost: $838,823,420)		895,868,371
Liabilities in Excess of Other Assets — (1.6)%		(14,032,111)
Net Assets — 100.0%		$ 881,836,260

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 31,759,125	$ —	$ (16,337,751)(a)	$ 1,461	$ 2,793	$ 15,425,628	15,419,460	$ 129,291 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	34,836,555	—	(9,872,205)(a)	—	—	24,964,350	24,964,350	1,705,577	—
				$ 1,461	$ 2,793	$ 40,389,978		$ 1,834,868	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (continued)
April 30, 2025
BlackRock Mid-Cap Value Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 26,690,158	$ —	$ —	$ 26,690,158
Automobile Components	13,123,589	—	—	13,123,589
Automobiles	8,929,652	—	—	8,929,652
Banks	31,440,982	—	—	31,440,982
Beverages	8,206,962	—	—	8,206,962
Biotechnology	5,173,189	—	—	5,173,189
Broadline Retail	4,420,872	—	—	4,420,872
Building Products	10,237,541	—	—	10,237,541
Capital Markets	15,889,766	—	—	15,889,766
Chemicals	28,538,666	—	—	28,538,666
Commercial Services & Supplies	—	7,125,462	—	7,125,462
Communications Equipment	3,504,409	—	—	3,504,409
Consumer Finance	6,617,221	—	—	6,617,221
Consumer Staples Distribution & Retail	20,674,953	—	—	20,674,953
Containers & Packaging	22,249,572	—	—	22,249,572
Electric Utilities	42,705,322	—	—	42,705,322
Electrical Equipment	5,904,752	—	—	5,904,752
Electronic Equipment, Instruments & Components	12,163,597	—	—	12,163,597
Entertainment	12,742,965	—	—	12,742,965
Financial Services	45,506,728	—	—	45,506,728
Food Products	21,686,338	—	—	21,686,338
Ground Transportation	4,442,201	—	—	4,442,201
Health Care Equipment & Supplies	19,846,495	10,027,007	—	29,873,502
Health Care Providers & Services	65,233,044	—	—	65,233,044
Health Care REITs	2,130,064	—	—	2,130,064
Hotels, Restaurants & Leisure	4,519,688	—	—	4,519,688
Household Durables	2,152,192	—	—	2,152,192
Industrial REITs	14,795,758	—	—	14,795,758
Insurance	36,255,880	—	—	36,255,880
Interactive Media & Services	15,609,928	—	—	15,609,928
IT Services	10,762,040	—	—	10,762,040
Leisure Products	3,612,460	—	—	3,612,460
Life Sciences Tools & Services	6,716,518	—	—	6,716,518
Machinery	23,762,748	5,413,742	—	29,176,490
Marine Transportation	—	5,277,576	—	5,277,576
Media	4,725,514	11,601,334	—	16,326,848
Metals & Mining	12,924,303	—	—	12,924,303
Multi-Utilities	19,476,261	—	—	19,476,261
Oil, Gas & Consumable Fuels	29,592,950	—	—	29,592,950
Personal Care Products	4,466,121	2,859,011	—	7,325,132
Pharmaceuticals	—	3,934,721	—	3,934,721
Professional Services	45,249,259	—	—	45,249,259
Residential REITs	7,813,750	—	—	7,813,750
Semiconductors & Semiconductor Equipment	13,290,149	—	—	13,290,149
Software	13,636,970	—	—	13,636,970
Specialized REITs	13,253,737	—	—	13,253,737
Specialty Retail	1,820,571	—	—	1,820,571
Technology Hardware, Storage & Peripherals	22,581,404	—	—	22,581,404
Textiles, Apparel & Luxury Goods	8,157,383	12,040,547	—	20,197,930
Tobacco	11,751,271	—	—	11,751,271
Trading Companies & Distributors	4,631,649	—	—	4,631,649
Investment Companies	14,323,726	—	—	14,323,726

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Mid-Cap Value Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Preferred Securities
Preferred Stocks	$ —	$ 13,257,725	$ —	$ 13,257,725
Short-Term Securities
Money Market Funds	40,389,978	—	—	40,389,978
	$824,331,246	$71,537,125	$—	$895,868,371
See notes to financial statements.
Schedule of Investments

Schedule of Investments
April 30, 2025
BlackRock Natural Resources Trust
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Chemicals — 13.7%
CF Industries Holdings, Inc.	18,700	$ 1,465,519
Corteva, Inc.	107,028	6,634,666
Mosaic Co.	140,379	4,267,521
Nutrien Ltd.	121,218	6,915,487
		19,283,193
Construction Materials — 3.1%
CRH PLC	24,589	2,346,282
Heidelberg Materials AG	9,738	1,946,758
		4,293,040
Containers & Packaging — 7.5%
Graphic Packaging Holding Co.	128,543	3,253,423
International Paper Co.	40,160	1,834,509
Packaging Corp. of America	14,184	2,632,692
Smurfit WestRock PLC	67,635	2,842,023
		10,562,647
Energy Equipment & Services — 0.8%
TechnipFMC PLC	37,599	1,059,164
Food Products — 0.8%
Darling Ingredients, Inc.(a)	35,624	1,146,737
Metals & Mining — 39.0%
Agnico Eagle Mines Ltd.	9,863	1,159,692
Anglo American Platinum Ltd.	21,937	751,210
Anglo American PLC	187,210	5,110,530
ArcelorMittal SA, ADR, Registered Shares	41,576	1,234,392
Barrick Gold Corp.	268,976	5,121,303
First Quantum Minerals Ltd.(a)	221,709	2,976,813
Freeport-McMoRan, Inc.	74,808	2,695,332
Ivanhoe Mines Ltd., Class A(a)	106,597	946,429
Kinross Gold Corp.	147,735	2,180,569
Newmont Corp.	72,846	3,837,527
Norsk Hydro ASA	890,477	4,723,459
Polyus PJSC(a)(b)	230,640	3
Rio Tinto PLC	76,313	4,547,449
Teck Resources Ltd., Class B(c)	58,502	1,988,483
U.S. Steel Corp.	55,354	2,419,523
Vale SA, ADR	716,606	6,671,602
Wheaton Precious Metals Corp.	100,410	8,386,243
		54,750,559
Oil, Gas & Consumable Fuels — 29.7%
BP PLC	602,959	2,784,097
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	35,838	$ 4,876,118
EOG Resources, Inc.	20,071	2,214,433
EQT Corp.	21,719	1,073,787
Exxon Mobil Corp.	90,510	9,560,571
Gazprom PJSC(a)(b)	1,253,804	153
Hess Corp.	15,955	2,058,993
Permian Resources Corp., Class A	70,715	834,437
Shell PLC	364,640	11,767,570
Suncor Energy, Inc.	86,448	3,053,208
Targa Resources Corp.	10,008	1,710,367
Williams Cos., Inc.	29,957	1,754,582
		41,688,316
Paper & Forest Products — 3.1%
Mondi PLC	120,086	1,822,801
UPM-Kymmene OYJ	93,118	2,466,333
		4,289,134
Total Long-Term Investments — 97.7% (Cost: $127,914,003)		137,072,790
Short-Term Securities
Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	986,107	986,502
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.21%(d)(e)	3,304,203	3,304,203
Total Short-Term Securities — 3.1% (Cost: $4,290,606)		4,290,705
Total Investments — 100.8% (Cost: $132,204,609)		141,363,495
Liabilities in Excess of Other Assets — (0.8)%		(1,099,960)
Net Assets — 100.0%		$ 140,263,535

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
April 30, 2025
BlackRock Natural Resources Trust

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,243,083	$ —	$ (1,256,793)(a)	$ 113	$ 99	$ 986,502	986,107	$ 1,238 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	642,408	2,661,795 (a)	—	—	—	3,304,203	3,304,203	139,420	—
				$ 113	$ 99	$ 4,290,705		$ 140,658	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$ 19,283,193	$ —	$ —	$ 19,283,193
Construction Materials	2,346,282	1,946,758	—	4,293,040
Containers & Packaging	10,562,647	—	—	10,562,647
Energy Equipment & Services	1,059,164	—	—	1,059,164
Food Products	1,146,737	—	—	1,146,737
Metals & Mining	39,617,908	15,132,648	3	54,750,559
Oil, Gas & Consumable Fuels	27,136,496	14,551,667	153	41,688,316
Paper & Forest Products	—	4,289,134	—	4,289,134
Short-Term Securities
Money Market Funds	4,290,705	—	—	4,290,705
	$105,443,132	$35,920,207	$156	$141,363,495
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities
April 30, 2025

	BlackRock Mid-Cap Value Fund	BlackRock Natural Resources Trust
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 855,478,393	$ 137,072,790
Investments, at value — affiliated(c)	40,389,978	4,290,705
Foreign currency, at value(d)	122,954	62,151
Receivables:
Investments sold	726,012	418,817
Securities lending income — affiliated	7,150	48
Capital shares sold	1,138,251	19,089
Dividends — unaffiliated	1,645,308	139,998
Dividends — affiliated	69,336	14,822
Prepaid expenses	82,652	30,894
Total assets	899,660,034	142,049,314
LIABILITIES
Collateral on securities loaned	15,424,994	986,400
Payables:
Investments purchased	—	421,440
Accounting services fees	92,193	26,902
Capital shares redeemed	1,485,860	26,583
Custodian fees	24,030	6,835
Investment advisory fees	450,575	68,132
IRS compliance fee for foreign withholding tax claims	—	89,865
Directors’ and Officer’s fees	2,860	2,007
Other accrued expenses	13,650	12,157
Professional fees	58,764	69,240
Service and distribution fees	78,100	19,140
Transfer agent fees	192,748	57,078
Total liabilities	17,823,774	1,785,779
Commitments and contingent liabilities
NET ASSETS	$ 881,836,260	$ 140,263,535
NET ASSETS CONSIST OF
Paid-in capital	$ 815,575,677	$ 125,062,081
Accumulated earnings	66,260,583	15,201,454
NET ASSETS	$ 881,836,260	$ 140,263,535
(a) Investments, at cost—unaffiliated	$798,433,660	$127,914,003
(b) Securities loaned, at value	$14,894,184	$931,326
(c) Investments, at cost—affiliated	$40,389,760	$4,290,606
(d) Foreign currency, at cost	$123,325	$62,478

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities  (continued)
April 30, 2025

	BlackRock Mid-Cap Value Fund	BlackRock Natural Resources Trust
NET ASSET VALUE
Institutional
Net assets	$ 471,842,560	$ 62,774,607
Shares outstanding	21,691,491	2,110,388
Net asset value	$ 21.75	$ 29.75
Shares authorized	2 billion	Unlimited
Par value	$0.10	$0.10
Investor A
Net assets	$ 259,694,574	$ 71,271,432
Shares outstanding	12,843,856	2,609,510
Net asset value	$ 20.22	$ 27.31
Shares authorized	40 million	Unlimited
Par value	$0.10	$0.10
Investor C
Net assets	$ 18,076,119	$ 6,217,496
Shares outstanding	1,315,812	367,356
Net asset value	$ 13.74	$ 16.92
Shares authorized	40 million	Unlimited
Par value	$0.10	$0.10
Class K
Net assets	$ 103,071,619	N/A
Shares outstanding	4,737,384	N/A
Net asset value	$ 21.76	N/A
Shares authorized	2 billion	N/A
Par value	$0.10	N/A
Class R
Net assets	$ 29,151,388	N/A
Shares outstanding	1,822,593	N/A
Net asset value	$ 15.99	N/A
Shares authorized	40 million	N/A
Par value	$0.10	N/A
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations
Year Ended April 30, 2025

	BlackRock Mid-Cap Value Fund	BlackRock Natural Resources Trust
INVESTMENT INCOME
Dividends — unaffiliated	$22,291,682	$5,380,628
Dividends — affiliated	1,705,577	139,420
Securities lending income — affiliated — net	129,291	1,238
Foreign taxes withheld	(412,233)	(230,584)
Foreign withholding tax claims	141,720	339,208
IRS compliance fee for foreign withholding tax claims	—	(89,865)
Total investment income	23,856,037	5,540,045
EXPENSES
Investment advisory	6,673,753	1,002,803
Transfer agent — class specific	1,294,345	260,173
Service and distribution — class specific	1,094,459	276,257
Accounting services	152,579	43,701
Registration	112,257	57,564
Professional	89,353	92,408
Custodian	45,537	11,605
Printing and postage	43,217	27,888
Directors and Officer	15,487	8,568
Miscellaneous	29,280	15,043
Total expenses excluding interest expense	9,550,267	1,796,010
Interest expense — unaffiliated	—	1,370
Total expenses	9,550,267	1,797,380
Less:
Fees waived and/or reimbursed by the Manager	(66,039)	(2,246)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(806,289)	—
Total expenses after fees waived and/or reimbursed	8,677,939	1,795,134
Net investment income	15,178,098	3,744,911
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	76,317,262	17,198,862
Investments — affiliated	1,461	113
Foreign currency transactions	(38,115)	111,220
	76,280,608	17,310,195
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(53,150,848)	(26,394,864)
Investments — affiliated	2,793	99
Foreign currency translations	35,055	11,105
	(53,113,000)	(26,383,660)
Net realized and unrealized gain (loss)	23,167,608	(9,073,465)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,345,706	$(5,328,554)
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock Mid-Cap Value Fund		BlackRock Natural Resources Trust
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/25	Year Ended 04/30/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$15,178,098	$18,882,060	$3,744,911	$6,469,568
Net realized gain (loss)	76,280,608	53,572,537	17,310,195	(957,995)
Net change in unrealized appreciation (depreciation)	(53,113,000)	47,365,750	(26,383,660)	(7,915,393)
Net increase (decrease) in net assets resulting from operations	38,345,706	119,820,347	(5,328,554)	(2,403,820)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(54,992,472)	(27,278,197)	(4,039,089)	(4,837,744)
Investor A	(28,885,459)	(10,430,980)	(4,471,790)	(4,088,766)
Investor C	(2,768,236)	(985,034)	(597,969)	(590,200)
Class K	(10,210,555)	(3,640,704)	—	—
Class R	(3,744,001)	(1,244,260)	—	—
Decrease in net assets resulting from distributions to shareholders	(100,600,723)	(43,579,175)	(9,108,848)	(9,516,710)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(156,903,517)	(183,778,489)	(35,486,294)	(87,029,301)
NET ASSETS
Total decrease in net assets	(219,158,534)	(107,537,317)	(49,923,696)	(98,949,831)
Beginning of year	1,100,994,794	1,208,532,111	190,187,231	289,137,062
End of year	$881,836,260	$1,100,994,794	$140,263,535	$190,187,231

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Mid-Cap Value Fund
	Institutional
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$23.18	$21.61	$22.45	$24.28	$15.04
Net investment income(a)	0.37	0.38	0.32	0.27	0.20
Net realized and unrealized gain (loss)	0.45	2.02	(0.23)	0.42	9.40
Net increase from investment operations	0.82	2.40	0.09	0.69	9.60
Distributions(b)
From net investment income	(0.44)	(0.38)	(0.22)	(0.22)	(0.19)
From net realized gain	(1.81)	(0.45)	(0.71)	(2.30)	(0.17)
Total distributions	(2.25)	(0.83)	(0.93)	(2.52)	(0.36)
Net asset value, end of year	$21.75	$23.18	$21.61	$22.45	$24.28
Total Return(c)
Based on net asset value	3.02%	11.40%	0.82%	3.19%	64.97%
Ratios to Average Net Assets(d)
Total expenses	0.83%	0.82%	0.82%	0.84%	0.87%
Total expenses after fees waived and/or reimbursed	0.74%	0.74%	0.74%	0.75%	0.85%
Net investment income	1.58%	1.73%	1.53%	1.14%	1.07%
Supplemental Data
Net assets, end of year (000)	$471,843	$653,046	$795,962	$415,032	$274,460
Portfolio turnover rate	62%	62%	91%	70%	83%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Mid-Cap Value Fund (continued)
	Investor A
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$21.69	$20.28	$21.12	$23.00	$14.27
Net investment income(a)	0.29	0.30	0.25	0.20	0.17
Net realized and unrealized gain (loss)	0.43	1.89	(0.21)	0.39	8.89
Net increase from investment operations	0.72	2.19	0.04	0.59	9.06
Distributions(b)
From net investment income	(0.38)	(0.33)	(0.17)	(0.17)	(0.16)
From net realized gain	(1.81)	(0.45)	(0.71)	(2.30)	(0.17)
Total distributions	(2.19)	(0.78)	(0.88)	(2.47)	(0.33)
Net asset value, end of year	$20.22	$21.69	$20.28	$21.12	$23.00
Total Return(c)
Based on net asset value	2.79%	11.09%	0.61%	2.89%	64.61%
Ratios to Average Net Assets(d)
Total expenses	1.08%	1.09%	1.09%	1.14%	1.18%
Total expenses after fees waived and/or reimbursed	0.99%	0.99%	0.99%	1.00%	1.10%
Net investment income	1.32%	1.48%	1.27%	0.89%	0.95%
Supplemental Data
Net assets, end of year (000)	$259,695	$292,156	$280,978	$258,059	$224,765
Portfolio turnover rate	62%	62%	91%	70%	83%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Mid-Cap Value Fund (continued)
	Investor C
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$15.40	$14.64	$15.54	$17.60	$11.01
Net investment income(a)	0.09	0.11	0.08	0.02	0.04
Net realized and unrealized gain (loss)	0.34	1.34	(0.18)	0.30	6.82
Net increase (decrease) from investment operations	0.43	1.45	(0.10)	0.32	6.86
Distributions(b)
From net investment income	(0.28)	(0.24)	(0.09)	(0.08)	(0.10)
From net realized gain	(1.81)	(0.45)	(0.71)	(2.30)	(0.17)
Total distributions	(2.09)	(0.69)	(0.80)	(2.38)	(0.27)
Net asset value, end of year	$13.74	$15.40	$14.64	$15.54	$17.60
Total Return(c)
Based on net asset value	2.01%	10.29%	(0.15)%	2.14%	63.43%
Ratios to Average Net Assets(d)
Total expenses	1.91%	1.88%	1.92%	1.94%	2.00%
Total expenses after fees waived and/or reimbursed	1.74%	1.74%	1.74%	1.75%	1.85%
Net investment income	0.57%	0.72%	0.53%	0.14%	0.29%
Supplemental Data
Net assets, end of year (000)	$18,076	$21,116	$18,627	$16,315	$13,277
Portfolio turnover rate	62%	62%	91%	70%	83%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Mid-Cap Value Fund (continued)
	Class K
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$23.18	$21.62	$22.45	$24.29	$15.04
Net investment income(a)	0.38	0.39	0.33	0.27	0.21
Net realized and unrealized gain (loss)	0.46	2.01	(0.22)	0.43	9.41
Net increase from investment operations	0.84	2.40	0.11	0.70	9.62
Distributions(b)
From net investment income	(0.45)	(0.39)	(0.23)	(0.24)	(0.20)
From net realized gain	(1.81)	(0.45)	(0.71)	(2.30)	(0.17)
Total distributions	(2.26)	(0.84)	(0.94)	(2.54)	(0.37)
Net asset value, end of year	$21.76	$23.18	$21.62	$22.45	$24.29
Total Return(c)
Based on net asset value	3.12%	11.41%	0.90%	3.21%	65.12%
Ratios to Average Net Assets(d)
Total expenses	0.71%	0.72%	0.72%	0.74%	0.77%
Total expenses after fees waived and/or reimbursed	0.69%	0.69%	0.69%	0.69%	0.77%
Net investment income	1.62%	1.76%	1.58%	1.15%	1.09%
Supplemental Data
Net assets, end of year (000)	$103,072	$104,479	$85,998	$57,937	$20,098
Portfolio turnover rate	62%	62%	91%	70%	83%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Mid-Cap Value Fund (continued)
	Class R
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$17.59	$16.60	$17.47	$19.46	$12.13
Net investment income(a)	0.19	0.21	0.17	0.12	0.11
Net realized and unrealized gain (loss)	0.37	1.53	(0.20)	0.32	7.53
Net increase (decrease) from investment operations	0.56	1.74	(0.03)	0.44	7.64
Distributions(b)
From net investment income	(0.35)	(0.30)	(0.13)	(0.13)	(0.14)
From net realized gain	(1.81)	(0.45)	(0.71)	(2.30)	(0.17)
Total distributions	(2.16)	(0.75)	(0.84)	(2.43)	(0.31)
Net asset value, end of year	$15.99	$17.59	$16.60	$17.47	$19.46
Total Return(c)
Based on net asset value	2.51%	10.84%	0.34%	2.64%	64.23%
Ratios to Average Net Assets(d)
Total expenses	1.43%	1.42%	1.44%	1.43%	1.43%
Total expenses after fees waived and/or reimbursed	1.24%	1.24%	1.24%	1.25%	1.35%
Net investment income	1.07%	1.22%	1.03%	0.66%	0.74%
Supplemental Data
Net assets, end of year (000)	$29,151	$30,197	$26,968	$27,686	$28,470
Portfolio turnover rate	62%	62%	91%	70%	83%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Natural Resources Trust
	Institutional
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$32.46	$33.33	$36.90	$30.10	$19.31
Net investment income(a)	0.76	0.97	0.90	1.00	0.65
Net realized and unrealized gain (loss)	(1.75)	(0.53)	(0.84)	7.06	10.67
Net increase (decrease) from investment operations	(0.99)	0.44	0.06	8.06	11.32
Distributions(b)
From net investment income	(0.96)	(0.92)	(0.88)	(1.23)	(0.53)
From net realized gain	(0.76)	(0.39)	(2.75)	(0.03)	—
Total distributions	(1.72)	(1.31)	(3.63)	(1.26)	(0.53)
Net asset value, end of year	$29.75	$32.46	$33.33	$36.90	$30.10
Total Return(c)
Based on net asset value	(3.23)%	1.55%	2.22%	27.57%	59.14%
Ratios to Average Net Assets(d)
Total expenses	0.91%	0.90%	0.83%	0.87%	0.94%
Total expenses after fees waived and/or reimbursed	0.91%	0.90%	0.83%	0.87%	0.94%
Net investment income	2.41%	3.07%	2.70%	2.99%	2.64%
Supplemental Data
Net assets, end of year (000)	$62,775	$91,679	$168,185	$151,834	$78,010
Portfolio turnover rate	79%	58%	75%	84%	87%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Natural Resources Trust (continued)
	Investor A
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$29.95	$30.86	$34.47	$28.19	$18.12
Net investment income(a)	0.63	0.79	0.74	0.85	0.53
Net realized and unrealized gain (loss)	(1.62)	(0.46)	(0.81)	6.60	10.00
Net increase (decrease) from investment operations	(0.99)	0.33	(0.07)	7.45	10.53
Distributions(b)
From net investment income	(0.89)	(0.85)	(0.79)	(1.14)	(0.46)
From net realized gain	(0.76)	(0.39)	(2.75)	(0.03)	—
Total distributions	(1.65)	(1.24)	(3.54)	(1.17)	(0.46)
Net asset value, end of year	$27.31	$29.95	$30.86	$34.47	$28.19
Total Return(c)
Based on net asset value	(3.50)%	1.28%	1.96%	27.21%	58.61%
Ratios to Average Net Assets(d)
Total expenses	1.16%	1.17%	1.12%	1.17%	1.24%
Total expenses after fees waived and/or reimbursed	1.16%	1.17%	1.12%	1.17%	1.24%
Net investment income	2.15%	2.72%	2.41%	2.76%	2.35%
Supplemental Data
Net assets, end of year (000)	$71,271	$90,335	$108,686	$107,589	$83,375
Portfolio turnover rate	79%	58%	75%	84%	87%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Natural Resources Trust (continued)
	Investor C
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$19.22	$20.27	$24.14	$20.12	$13.02
Net investment income(a)	0.26	0.39	0.34	0.44	0.26
Net realized and unrealized gain (loss)	(1.01)	(0.32)	(0.77)	4.64	7.15
Net increase (decrease) from investment operations	(0.75)	0.07	(0.43)	5.08	7.41
Distributions(b)
From net investment income	(0.79)	(0.73)	(0.69)	(1.03)	(0.31)
From net realized gain	(0.76)	(0.39)	(2.75)	(0.03)	—
Total distributions	(1.55)	(1.12)	(3.44)	(1.06)	(0.31)
Net asset value, end of year	$16.92	$19.22	$20.27	$24.14	$20.12
Total Return(c)
Based on net asset value	(4.22)%	0.63%	1.16%	26.25%	57.31%
Ratios to Average Net Assets(d)
Total expenses	1.88%	1.89%	1.86%	1.92%	2.06%
Total expenses after fees waived and/or reimbursed	1.88%	1.89%	1.86%	1.92%	2.06%
Net investment income	1.44%	2.05%	1.67%	1.99%	1.62%
Supplemental Data
Net assets, end of year (000)	$6,217	$8,174	$12,266	$12,955	$8,097
Portfolio turnover rate	79%	58%	75%	84%	87%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements

1.
ORGANIZATION
Each of BlackRock Mid-Cap Value Series, Inc. (the “Corporation”) and BlackRock Natural Resources Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation is organized as a Maryland corporation and BlackRock Natural Resources Trust is organized as a Massachusetts business trust. BlackRock Mid-Cap Value Fund is a series of the Corporation.  The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock Mid-Cap Value Fund	Mid-Cap Value	Diversified
BlackRock Natural Resources Trust	Natural Resources	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Class R Shares are sold only to certain employer-sponsored retirement plans.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Board of Directors of the Corporation and the Board of Trustees of Natural Resources are collectively referred to throughout this report as the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Certain Russian securities held by Natural Resources declared dividends during the period. However, there is no assurance these dividends can be collected by the Fund due to restrictions imposed by the Russian government. As a result, the Fund has not recognized investment income associated with these Russian securities. Any future recognition of these dividend payments, or other dividends of Russian securities declared in prior periods subject to the same or similar restrictions imposed by Russia or other government agencies, could have a material accretive effect on the Fund’s net asset value per share.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued
Notes to Financial Statements

Notes to Financial Statements  (continued)

Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Mid-Cap Value
Jefferies LLC	$ 7,337,508	$ (7,337,508)	$ —	$ —
Morgan Stanley	5,649,841	(5,649,841)	—	—
State Street Bank & Trust Co.	1,906,835	(1,906,835)	—	—
	$ 14,894,184	$ (14,894,184)	$ —	$ —
Natural Resources
J.P. Morgan Securities LLC	$ 931,326	$ (931,326)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Natural Resources and the Corporation, on behalf of Mid-Cap Value, each entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	Investment Advisory Fees
Average Daily Net Assets	Mid-Cap Value	Natural Resources
First $1 billion	0.65%	0.60%
$1 billion — $3 billion	0.61	0.56
$3 billion — $5 billion	0.59	0.54
$5 billion — $10 billion	0.57	0.52
Greater than $10 billion	0.55	0.51
Notes to Financial Statements

Notes to Financial Statements  (continued)

With respect to Natural Resources, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of Natural Resources for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  Each Fund entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each  Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
	Mid-Cap Value		Natural Resources
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Investor A	0.25%	N/A	0.25%	N/A
Investor C	0.25	0.75%	0.25	0.75%
Class R	0.25	0.25	N/A	N/A
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended April 30, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor C	Class R	Total
Mid-Cap Value	$ 730,146	$ 207,507	$ 156,806	$ 1,094,459
Natural Resources	202,983	73,274	—	276,257
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended April 30, 2025, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended April 30, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Mid-Cap Value	$ 2,142	$ 13,194	$ 4,055	$ 1,043	$ 572	$ 21,006
Natural Resources	1,454	7,390	1,027	—	—	9,871
For the year ended April 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Mid-Cap Value	$ 771,119	$ 389,108	$ 44,956	$ 17,191	$ 71,971	$ 1,294,345
Natural Resources	121,962	128,962	9,249	—	—	260,173
Other Fees:  For the year ended April 30, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
Mid-Cap Value	$ 8,274
Natural Resources	1,483
For the year ended April 30, 2025, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
Mid-Cap Value	$ 6,786	$ 1,481
Natural Resources	—	377
Expense Limitations, Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Corporation or Natural Resources Trust, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended April 30, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Mid-Cap Value	$ 27,119

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Fund Name	Fees Waived and/or Reimbursed by the Manager
Natural Resources	$ 2,246
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.  For the year ended April 30, 2025, there were no fees waived by the Manager pursuant to this arrangement.
With respect to Mid-Cap Value, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R
Mid-Cap Value	0.74%	0.99%	1.74%	0.69%	1.24%
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of Mid-Cap Value.  For the year ended April 30, 2025, the Manager waived and/or reimbursed investment advisory fees of $38,920 which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager— class specific, in the Statements of Operations. For the year ended April 30, 2025, class specific expense waivers and/or reimbursements were as follows:
Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Mid-Cap Value	$ 466,933	$ 235,416	$ 34,032	$ 14,424	$ 55,484	$ 806,289
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and  any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, Mid-Cap Value retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, Mid-Cap Value, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment fees ), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, Natural Resources retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, Natural Resources, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending
Notes to Financial Statements

Notes to Financial Statements  (continued)

income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended April 30, 2025, each Fund paid BIM the following amounts for securities lending agent services:
Fund Name	Amounts
Mid-Cap Value	$ 30,251
Natural Resources	248
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund participated in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
6.
 PURCHASES AND SALES
For the year ended April 30, 2025, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
Mid-Cap Value	$ 616,551,069	$ 851,912,344
Natural Resources	129,820,115	172,166,124
7.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to non-deductible expenses and distributions in connection with fund share redemptions were reclassified to the following accounts:
Fund Name	Paid-in Capital	Accumulated Earnings (Loss)
Mid-Cap Value	$ 7,083,035	$ (7,083,035)
The tax character of distributions paid was as follows:
Fund Name	Year Ended 04/30/25	Year Ended 04/30/24
Mid-Cap Value
Ordinary income	$ 37,207,204	$ 25,012,953
Long-term capital gains	63,393,519	18,566,222
	$ 100,600,723	$ 43,579,175
Natural Resources
Ordinary income	$ 5,040,946	$ 6,293,025
Long-term capital gains	4,067,902	3,223,685
	$ 9,108,848	$ 9,516,710

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

As of April 30, 2025, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Total
Mid-Cap Value	$ 9,226,536	$ 11,130,476	$ 45,903,571	$ 66,260,583
Natural Resources	622,564	7,290,249	7,288,641	15,201,454

(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency exchange contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the timing and recognition of partnership income.

During the year ended April 30, 2025, the Fund listed below utilized the following amount of its capital loss carryforward:
Fund Name	Utilized
Natural Resources	$ 2,888,178
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mid-Cap Value	$ 845,272,073	$ 124,095,502	$ (73,499,204)	$ 50,596,298
Natural Resources	134,075,722	22,035,048	(14,747,275)	7,287,773
8.
BANK BORROWINGS
Natural Resources and the Corporation, on behalf of Mid-Cap Value, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended April 30, 2025, the Funds did not borrow under the credit agreement.
9.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments.  An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Notes to Financial Statements

Notes to Financial Statements  (continued)

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 04/30/25		Year Ended 04/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Mid-Cap Value
Institutional
Shares sold	4,703,250	$ 109,970,886	9,481,795	$ 207,730,732
Shares issued in reinvestment of distributions	1,968,204	46,207,088	1,093,818	23,645,769
Shares redeemed	(13,158,012)	(306,852,961)	(19,229,276)	(421,751,736)
	(6,486,558)	$ (150,674,987)	(8,653,663)	$ (190,375,235)
Investor A
Shares sold and automatic conversion of shares	1,304,382	$ 28,273,225	1,976,895	$ 41,104,649
Shares issued in reinvestment of distributions	1,276,618	27,920,861	501,385	10,142,095
Shares redeemed	(3,207,201)	(68,974,339)	(2,864,783)	(59,015,470)
	(626,201)	$ (12,780,253)	(386,503)	$ (7,768,726)
Investor C
Shares sold	216,170	$ 3,253,410	519,606	$ 7,546,666
Shares issued in reinvestment of distributions	183,494	2,760,909	68,457	983,717
Shares redeemed and automatic conversion of shares	(455,383)	(6,867,591)	(488,958)	(7,237,542)
	(55,719)	$ (853,272)	99,105	$ 1,292,841
Class K
Shares sold	1,404,516	$ 32,663,836	2,130,009	$ 46,931,263
Shares issued in reinvestment of distributions	434,944	10,210,473	168,482	3,640,051
Shares redeemed	(1,609,104)	(37,344,961)	(1,769,873)	(38,986,126)
	230,356	$ 5,529,348	528,618	$ 11,585,188
Class R
Shares sold	382,520	$ 6,706,893	404,374	$ 6,804,793
Shares issued in reinvestment of distributions	214,950	3,743,640	75,753	1,244,130
Shares redeemed	(491,441)	(8,574,886)	(387,843)	(6,561,480)
	106,029	$ 1,875,647	92,284	$ 1,487,443
	(6,832,093)	$ (156,903,517)	(8,320,159)	$ (183,778,489)

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

	Year Ended 04/30/25		Year Ended 04/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Natural Resources
Institutional
Shares sold	347,365	$ 10,937,510	677,355	$ 21,414,281
Shares issued in reinvestment of distributions	118,574	3,673,737	139,029	4,343,691
Shares redeemed	(1,179,957)	(37,209,729)	(3,038,187)	(94,864,658)
	(714,018)	$ (22,598,482)	(2,221,803)	$ (69,106,686)
Investor A
Shares sold and automatic conversion of shares	211,535	$ 6,098,165	320,030	$ 9,325,278
Shares issued in reinvestment of distributions	145,046	4,126,613	132,253	3,801,990
Shares redeemed	(763,386)	(22,088,614)	(958,383)	(27,655,913)
	(406,805)	$ (11,863,836)	(506,100)	$ (14,528,645)
Investor C
Shares sold	35,196	$ 628,041	28,970	$ 552,208
Shares issued in reinvestment of distributions	33,130	586,468	31,044	577,442
Shares redeemed and automatic conversion of shares	(126,294)	(2,238,485)	(239,710)	(4,523,620)
	(57,968)	$ (1,023,976)	(179,696)	$ (3,393,970)
	(1,178,791)	$ (35,486,294)	(2,907,599)	$ (87,029,301)
11.
FOREIGN WITHHOLDINGS TAX CLAIMS
Natural Resources is seeking, a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock Mid-Cap Value Fund and the Board of Directors of BlackRock Mid-Cap Value Series, Inc. and to the Shareholders and Board of Trustees of BlackRock Natural Resources Trust:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Mid-Cap Value Fund of BlackRock Mid-Cap Value Series, Inc. and BlackRock Natural Resources Trust (the “Funds”), including the schedules of investments, as of April 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes . In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of April 30, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 25, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

2025 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2025:
Fund Name	Qualified Dividend Income
Mid-Cap Value	$ 20,387,997
Natural Resources	5,266,875
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended April 30, 2025:
Fund Name	Qualified Business Income
Mid-Cap Value	$ 701,035
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended April 30, 2025:
Fund Name	20% Rate Long-Term Capital Gain Dividends
Mid-Cap Value	$ 68,676,417
Natural Resources	4,067,902
The Fund intends to pass through to its shareholders the following amount, or maximum amount allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended April 30, 2025:
Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
Natural Resources	$ 2,760,476	$ —
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended April 30, 2025:
Fund Name	Federal Obligation Interest
Mid-Cap Value	$ 559,567
Natural Resources	48,611
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended April 30, 2025 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
Mid-Cap Value	40.54%
Natural Resources	33.53
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended April 30, 2025:
Fund Name	Interest Dividends
Mid-Cap Value	$ 1,127,932
Natural Resources	96,648
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended April 30, 2025:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
Mid-Cap Value	$ 1,127,932	$ 18,547,545
Natural Resources	97,987	—
Important Tax Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Corporation and BlackRock Natural Resources Trust is paid by the Corporation and BlackRock Natural Resources Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

2025 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited(a)
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
(a) For BlackRock Natural Resources Trust.
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Corporation
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PJSC	Public Joint Stock Company
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depository Receipt

2025 BlackRock Annual Financial Statements and Additional Information

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

4

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

5

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Mid-Cap Value Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid-Cap Value Series, Inc.

Date: June 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Mid-Cap Value Series, Inc.

Date: June 25, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Mid-Cap Value Series, Inc.

Date: June 25, 2025

6